CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 387	$ 176	$ (877)
Net loss from discontinued operations	84	68	40
Net income (loss) from continuing operations	471	244	(837)
Adjustments required to reconcile net income (loss) from continuing operations to net cash provided by (used in) operating activities:
Gains on sale of available-for-sale marketable securities	(2)	(38)	(2)
Capital gain on sale of investment in affiliate	(78)
Depreciation and amortization	447	489	540
Loss on sale of property and equipment			1
Deferred income taxes, net	2	2	5
Employees and non-employees stock-based compensation	67	99	159
Transaction with principal shareholder	30
Accrued severance pay, net	(110)	(51)	(119)
Decrease (increase) in trade receivables, net	397	(470)	536
Decrease (increase) in other accounts receivable and prepaid expenses	64	211	(61)
Decrease in inventories	12	22	69
Increase (decrease) in trade payables	21	(106)	(154)
Increase (decrease) in accrued expenses and other liabilities	269	(184)	(41)
Increase (decrease) in deferred revenues	(427)	(289)	418
Increase in restricted cash	(45)
Net cash provided by (used in) operating activities from continuing operations	1,118	(71)	514
Net cash provided by (used in) operating activities from discontinued operations			44
Cash flows from investing activities:
Proceeds from sale of affiliate	90
Purchase of property and equipment	(87)	(87)	(130)
Proceeds from sale of property and equipment	9		7
Investment in lease deposits	24	6	(29)
Investment in available-for-sale marketable securities	(49)	(170)	(182)
Proceeds from sale of available-for-sale marketable securities	40	261	196
Transaction costs related to AnchorPoint acquisition			(201)
Loans granted to employees, net		12	(5)
Net cash provided by (used in) investing activities	27	22	(344)
Cash flows from financing activities:
Share issuance costs - AnchorPoint acquisition			(5)
Net cash provided by (used in) financing activities from continuing operations			(5)
Net cash provided by (used in) financing activities from discontinued operations			45
Increase (decrease) in cash and cash equivalents	1,145	(49)	164
Cash and cash equivalents at the beginning of the year	2,124	2,173	2,009
Cash and cash equivalents at the end of the year	3,269	2,124	2,173
Cash paid during the year for:
Interest			2
Income taxes	$ 8	$ 15